Trade And Other Receivable - Summary Of Aging Analysis In Trade And Other Receivables Explanatory (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Component Of Trade And Other Receivables Line Items [Line Items]
Trade receivables and amounts due from related parties net Of prepayments and bills receivable	¥ 1,230,536	¥ 1,168,702
Within one year [member]
Disclosure Of Component Of Trade And Other Receivables Line Items [Line Items]
Trade receivables and amounts due from related parties net Of prepayments and bills receivable	1,230,360	1,167,222
Over one year within two years [member]
Disclosure Of Component Of Trade And Other Receivables Line Items [Line Items]
Trade receivables and amounts due from related parties net Of prepayments and bills receivable	27	¥ 1,480
Over two years [member]
Disclosure Of Component Of Trade And Other Receivables Line Items [Line Items]
Trade receivables and amounts due from related parties net Of prepayments and bills receivable	¥ 149